FACTORING LIABILITY (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Jul. 12, 2022
Factoring Liability
Percentage of accounts receivable covered by factor				90.00%
Factoring commission percentage for thirty days				1.50%
Percentage of additional factoring fee for every ten days after thirty days				0.50%
Maximum limit of factoring				$ 3,000,000.0
Factoring liability	$ 1,300,470	$ 1,511,678